Financial assets - Gross exposure by stages of impairment (Details) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	€ 1,119,039	€ 1,087,717
Financial instruments credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	33,146	34,333
Financial instruments purchased credit impaired
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	623	757
Financial instruments not credit-impaired [member] | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	51,031	52,301
Financial instruments not credit-impaired [member] | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	1,034,862	1,001,083
Financial assets at fair value through other comprehensive income, category
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	115,284	118,428
Financial assets at fair value through other comprehensive income, category | Financial instruments not credit-impaired [member] | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	6	6
Financial assets at fair value through other comprehensive income, category | Financial instruments not credit-impaired [member] | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	115,278	118,422
Financial assets at fair value through other comprehensive income, category | Debt instruments asset
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	111,899	116,825
Financial assets at fair value through other comprehensive income, category | Debt instruments asset | Financial instruments not credit-impaired [member] | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	111,899	116,825
Financial assets at fair value through other comprehensive income, category | Loans and advances
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	3,385	1,603
Financial assets at fair value through other comprehensive income, category | Loans and advances | Financial instruments not credit-impaired [member] | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	6	6
Financial assets at fair value through other comprehensive income, category | Loans and advances | Financial instruments not credit-impaired [member] | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	3,379	1,597
Financial assets at fair value through other comprehensive income, category | Loans and advances - Customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	3,385	1,603
Financial assets at fair value through other comprehensive income, category | Loans and advances - Customers | Financial instruments not credit-impaired [member] | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	6	6
Financial assets at fair value through other comprehensive income, category | Loans and advances - Customers | Financial instruments not credit-impaired [member] | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	3,379	1,597
Financial assets at amortised cost, category
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	1,003,755	969,289
Financial assets at amortised cost, category | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Financial assets	(23,332)	(23,945)	€ (24,941)	€ (26,656)
Financial assets at amortised cost, category | Financial instruments credit-impaired | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Financial assets	(15,110)		(16,131)
Financial assets at amortised cost, category | Financial instruments credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	33,146	34,333
Financial assets at amortised cost, category | Financial instruments not credit-impaired [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Financial assets	(8,222)		€ (8,810)
Financial assets at amortised cost, category | Financial instruments not credit-impaired [member] | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	51,025	52,295
Financial assets at amortised cost, category | Financial instruments not credit-impaired [member] | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	919,584	882,661
Financial assets at amortised cost, category | Debt instruments asset
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	39,979	38,326
Financial assets at amortised cost, category | Debt instruments asset | Financial instruments credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	736	870
Financial assets at amortised cost, category | Debt instruments asset | Financial instruments not credit-impaired [member] | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	114	117
Financial assets at amortised cost, category | Debt instruments asset | Financial instruments not credit-impaired [member] | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	39,129	37,339
Financial assets at amortised cost, category | Loans and advances
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	963,776	930,963
Financial assets at amortised cost, category | Loans and advances | Financial instruments credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	32,410	33,463
Financial assets at amortised cost, category | Loans and advances | Financial instruments not credit-impaired [member] | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	50,911	52,178
Financial assets at amortised cost, category | Loans and advances | Financial instruments not credit-impaired [member] | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	880,455	845,322
Financial assets at amortised cost, category | Loans and advances - Central banks
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	19,450	15,601
Financial assets at amortised cost, category | Loans and advances - Central banks | Financial instruments not credit-impaired [member] | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	19,450	15,601
Financial assets at amortised cost, category | Loans and advances - Credit institutions
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	41,082	35,492
Financial assets at amortised cost, category | Loans and advances - Credit institutions | Financial instruments credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	1	2
Financial assets at amortised cost, category | Loans and advances - Credit institutions | Financial instruments not credit-impaired [member] | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk		1
Financial assets at amortised cost, category | Loans and advances - Credit institutions | Financial instruments not credit-impaired [member] | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	41,081	35,489
Financial assets at amortised cost, category | Loans and advances - Customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	903,244	879,870
Financial assets at amortised cost, category | Loans and advances - Customers | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Financial assets	(22,723)	(23,307)
Financial assets at amortised cost, category | Loans and advances - Customers | Financial instruments credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	32,409	33,461
Financial assets at amortised cost, category | Loans and advances - Customers | Financial instruments credit-impaired | Lifetime Expected Credit Losses | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Financial assets	(14,529)	(14,906)
Financial assets at amortised cost, category | Loans and advances - Customers | Financial instruments not credit-impaired [member] | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	50,911	52,177
Financial assets at amortised cost, category | Loans and advances - Customers | Financial instruments not credit-impaired [member] | Lifetime Expected Credit Losses | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Financial assets	(4,359)	(4,743)
Financial assets at amortised cost, category | Loans and advances - Customers | Financial instruments not credit-impaired [member] | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	819,924	794,232
Financial assets at amortised cost, category | Loans and advances - Customers | Financial instruments not credit-impaired [member] | Next 12 months | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Financial assets	€ (3,835)	€ (3,658)